Income taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Income tax expense	SFr 0	SFr 0	SFr 0
Deferred tax assets	0	0	0
Deferred tax liabilities	0	0	0
Income tax expense reconciled to Income / (loss) [Abstract]
Income/(loss) before income tax	(61,921)	45,442	(50,951)
Tax expense/(benefit) calculated at the statutory rate of 13.6% (13.6% for 2019 and 20.6% for 2018)	(8,441)	6,194	(10,507)
Income not subject to tax/(expenses) not deductible for tax purposes	462		334
Income not subject to tax/(expenses) not deductible for tax purposes		(62)
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	7,979	(6,132)	10,173
Effective income tax rate benefit/(expense)	SFr 0	SFr 0	SFr 0
Corporate tax rate	13.60%	13.60%	20.60%